Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Summary of Number of Outstanding Public and Private Placement Warrants and Corresponding Exercise Price	The following table summarizes the number of outstanding Public Warrants and Private Placement Warrants and the corresponding exercise price:

	As of December 31,
	2021	2020	Exercise Price	Expiration Date
Public Warrants	10,541,667	—	$11.50	December 21, 2026
Private Placement Warrants	5,432,237	—	$11.50	December 21, 2026

Schedule of Key Inputs into Monte Carlo Simulation Model for Private Placement Warrants at Initial and Subsequent Measurement Date
The key inputs into the Monte Carlo simulation model for the Private Placement were as follows at initial measurement and as of December 31, 2021:

	As of December 31, 2021 at Subsequent Measurement	As of December 22, 2021 at Initial Measurement
Risk-free interest rate	1.25%	1.23%
Dividend yield	0.00%	0.00%
Expected term (years)	4.98	5.00
Expected Volatility	35.30%	15.30%
Exercise Price	$11.50	$11.50
Stock Price	$5.87	$9.66

Schedule of Changes in Fair Value of Public and Private Placement Warrants
The following table presents the changes in the fair value of the Public and Private Placement Warrants:

	Public Warrants	Private Placement Warrants	Total Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement on December 22, 2021	9,171	9,778	18,949
Change in valuation inputs or other assumptions	(2,003)	(4,780)	(6,783)

Fair value as of December 31, 2021	$7,168	$4,998	$12,166